Income taxes (Components of Deferred Income Tax Assets) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Deferred income tax assets:
Net operating loss carry-forward			$ 1,307	$ 939
Less: Valuation allowance			(1,307)	(939)
Deferred income tax assets, net
Intangible assets arisen from business combination			6,323
Cash paid for income taxes					$ 963
Subsequent Events [Member]
Deferred income tax assets:
Cash paid for income taxes	$ 6,241	¥ 43,058
Non-current Deferred tax liability [Member]
Deferred income tax assets:
Intangible assets arisen from business combination			$ 6,323